Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

(26) Earnings per share

The basic and diluted earnings per share for the years ended December 31, 2021, 2020 and 2019 are $8.45, $6.56 and $5.37, respectively. The calculation of earnings per share was based on income attributable to ordinary stockholders of the Company (net income attributable to controlling interest) $5,065,554, $3,935,672 and $3,219,931 for the years ended December 31, 2021, 2020 and 2019, respectively.

The average weighted number of common outstanding in 2021, 2020 and 2019 was 599,730,270, 599,818,022 and 599,971,832 shares, respectively.

The Company has no ordinary shares with potential dilutive effects.